Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade suppliers	$ 58,067	$ 74,877
Payroll and labour related liabilities	19,086	26,421
Value added tax, royalty and other tax payable	8,505	9,142
Cash-settled equity awards	8,460	8,796
Provision for rehabilitation and closure costs	6,766	0
Other accrued liabilities	1,002	1,468
Accounts payable and accrued liabilities	$ 101,886	$ 120,704